FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 17. FAIR VALUE MEASUREMENTS

When determining the fair value measurements for assets and liabilities and the related fair value hierarchy, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability (observable inputs). When possible, the Company looks to active and observable markets to price identical assets or liabilities and when identical assets and liabilities are not traded in active markets, the Company looks to market observable data for similar assets and liabilities. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs. Unobservable inputs are only used to measure fair value to the extent that observable inputs are not available. The need to use unobservable inputs generally results from the lack of market liquidity, resulting in diminished observability of both actual trades and assumptions that would otherwise be available to value these instruments, or the value of the underlying collateral is not market observable. Although third party price indications may be available for a security, limited trading activity would make it difficult to support the observability of these quotations.

Financial Instruments Carried at Fair Value on a Recurring Basis

The following is a description of the valuation methodologies used for financial instruments measured at fair value on a recurring basis, as well as the general classification of each instrument under the valuation hierarchy.

Investment securities available for sale are carried at fair value on a recurring basis. When available, fair value is based on quoted prices for the identical security in an active market and as such, would be classified as Level 1. If quoted market prices are not available, fair values are estimated using quoted prices of securities with similar characteristics, discounted cash flows or matrix pricing models. Investment securities available for sale for which Level 1 valuations are not available are classified as Level 2, and include U.S. Government agencies and sponsored enterprises debt obligations and mortgage- backed securities, state and municipal obligations, asset-backed securities and corporate debt and other securities. Pricing of these securities is generally spread driven. Observable inputs that may impact the valuation of these securities include benchmark yield curves, credit spreads, reported trades, dealer quotes, bids, issuer spreads, current rating, historical constant prepayment rates, historical voluntary prepayment rates, structural and waterfall features of individual securities, published collateral data, and for certain securities, historical constant default rates and default severities.

Interest rate derivatives are reported at estimated fair value utilizing Level 2 inputs and are included in other assets and other liabilities and consist of interest rate swaps where there is no significant deterioration in the counterparties (loan customers) credit risk since origination of the interest rate swap. The Company values its interest rate swap positions using market prices provided by a third party. Interest rate derivatives are further described in Note 10 “Derivatives.”

For purposes of potential valuation adjustments to our derivative positions, the Company evaluates the credit risk of its counterparties as well as our own credit risk. Accordingly, the Company has considered factors such as the likelihood of default, expected loss given default, net exposures and remaining contractual life, among other things, in determining if any estimated fair value adjustments related to credit risk are required. The Company reviews counterparty exposure quarterly, and when necessary, appropriate adjustments are made to reflect the exposure.

For the six months ended June 30, 2014 and 2013, the Company has not realized any losses due to counterparty’s inability to pay any net uncollateralized position. As of June 30, 2014, there were no interest rate derivatives classified as Level 3.

Contingent consideration issued to the FDIC—In conjunction with the 2010 and 2011 acquisitions, the Bank issued contingent consideration to the FDIC in the form of value appreciation instruments (“VAI”) and equity appreciation agreements (“EAA”). The estimated fair value of VAIs and EAAs are derived from an estimation of the future fair value of the Company’s stock and a range of potential payment liabilities is determined in accordance with the terms of each agreement. Management assigns a probability to each potential payment liability based on its judgment about the likelihood of the event occurring. This expected value is the basis for estimating the fair value of the contingent consideration. Since the Company’s common stock was not publicly traded on an exchange as of June 30, 2014, significant inputs to the model, including financial projections, and assumptions regarding future market value ratios, were not observable, resulting in Level 3 classification. As of June 30, 2014, the Company had no remaining VAIs as the contracts reached final settlement with the FDIC within the year ended December 31, 2013.

Clawback liability—The fair value of the clawback liability is estimated using a discounted cash flow technique based on projected cash flows related to the resolution of Covered Assets and a discount rate using a risk free rate, plus a premium that takes into account the Company’s credit risk, resulting in Level 3 classification.

The following table presents the assets and liabilities measured at fair value on a recurring basis:

	June 30, 2014
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
Assets:
U.S. Government agencies and sponsored enterprises obligations	$—	$80,098	$—	$80,098
U.S. Government agencies and sponsored enterprises mortgage-backed securities	—	579,042	—	579,042
State and municipal obligations	—	2,237	—	2,237
Asset-backed securities	—	446,636	—	446,636
Corporate bonds and other debt securities	—	551,251	—	551,251
Preferred stocks	32,211	33,227	—	65,438
Derivative assets—Interest rate contracts	—	8,607	—	8,607

Total	$32,211	$1,701,098	$—	$1,733,309

Liabilities:
Derivative liabilities—Interest rate contracts	$—	$8,607	$—	$8,607
Clawback liability	—	—	12,525	12,525
EAAs	—	—	1,814	1,814

Total	$—	$8,607	$14,339	$22,946

	December 31, 2013
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
Assets:
U.S. Government agencies and sponsored enterprises obligations	$—	$51,155	$—	$51,155
U.S. Government agencies and sponsored enterprises mortgage-backed securities	—	241,638	—	241,638
State and municipal obligations	—	2,124	—	2,124
Asset-backed securities	—	387,965	—	387,965
Corporate bonds and other debt securities	—	379,225	—	379,225
Preferred stocks	47,113	36,551	—	83,664
Derivative assets—Interest rate contracts	—	2,660	—	2,660

Total	$47,113	$1,101,318	$—	$1,148,431

Liabilities:
Derivative liabilities—Interest rate contracts	$—	$2,660	$—	$2,660
Clawback liability	—	—	11,753	11,753
EAAs	—	—	1,114	1,114

Total	$—	$2,660	$12,867	$15,527

There were no transfers of financial assets between levels of the fair value hierarchy during the six months ended June 30, 2014 or 2013.

The following tables reconcile changes in the fair value of liabilities measured at fair value on a recurring basis and classified in level 3 of the fair value hierarchy for the periods presented:

	Three Months Ended June 30,
	2014		2013
	Clawback Liability	EAAs	Clawback Liability	VAIs and EAAs
	(Dollars in thousands)
Balance at beginning of period	$12,060	$1,362	$12,038	$1,489
Losses (gains) included in other noninterest expenses	465	452	832	10
Final VAI settlement on SSCB	—	—	—	—
Final VAI settlement on FNBCF	—	—	—	(281)

Balance at end of period	$12,525	$1,814	$12,870	$1,218

	Six Months Ended June 30,
	2014		2013
	Clawback Liability	EAAs	Clawback Liability	VAIs and EAAs
	(Dollars in thousands)
Balance at beginning of period	$11,753	$1,114	$11,966	$1,235
Losses (gains) included in other noninterest expenses	772	700	904	316
Final VAI settlement on SSCB	—	—	—	(52)
Final VAI settlement on FNBCF	—	—	—	(281)

Balance at end of period	$12,525	$1,814	$12,870	$1,218

Financial Instruments Measured at Fair Value on a Non-Recurring Basis

Following is a description of the methodologies used to estimate the fair values of assets and liabilities measured at fair value on a non-recurring basis, and the level within the fair value hierarchy in which those measurements are typically classified.

Impaired loans and OREO:

The carrying amount of collateral dependent impaired loans is typically based on the fair value of the underlying collateral, which may be real estate or other business assets, less estimated costs to sell. The carrying value of OREO is initially measured based on the fair value, less estimated cost to sell, of the real estate acquired in foreclosure and subsequently adjusted to the lower of cost or estimated fair value, less estimated cost to sell. Fair values of real estate collateral are typically based on real estate appraisals which utilize market and income valuation techniques incorporating both observable and unobservable inputs. When current appraisals are not available, the Company may use brokers’ price opinions, home price indices, or other available information about changes in real estate market conditions to adjust the latest appraised value available. These adjustments to appraised values may be subjective and involve significant management judgment. The fair value of collateral consisting of other business assets is generally based on appraisals that use market approaches to valuation, incorporating primarily unobservable inputs. Fair value measurements related to collateral dependent impaired loans and OREO are classified within level 3 of the fair value hierarchy.

The following tables provide information about certain financial assets measured at fair value on a nonrecurring basis:

	June 30, 2014	December 31, 2013
	(Dollars in thousands)
Assets that are still held (Level 3):
Impaired loans	$4,850	$5,709
Foreclosed real estate	80,988	34,682

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	(Dollars in thousands)
Negative valuation adjustments:
Impaired loans	$—	$—	$—	$271
Foreclosed real estate	287	1,962	732	2,907

Impairment charges resulting from the non-recurring changes in fair value of underlying collateral of impaired loans are included in the provision for loan losses in the accompanying statement of income. Impairment charges resulting from the non-recurring changes in fair value of OREO are included in other real estate and acquired assets resolution expenses in the accompanying statement of income.

The carrying amounts and estimated fair values, as well as the level within the fair value hierarchy, of the Company’s financial instruments are as follows:

June 30, 2014	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(Dollars in thousands)
Financial Assets:
Cash and cash equivalents	$130,610	$130,610	$130,610	$—	$—
Investment securities	1,724,702	1,724,702	32,211	1,692,491	—
FHLB and other bank stock	56,328	56,328	—	56,328	—
Loans, net	3,245,768	3,286,257	—	—	3,286,257
Loans held for sale	1,492	1,492	—	1,492	—
Loss share indemnification asset	74,853	43,014	—	—	43,014
Due from FDIC	969	969	—	969	—
Bank-owned life insurance	117,113	117,113	—	117,113	—
Derivative assets—Interest rate contracts	8,607	8,607	—	8,607	—

Financial Liabilities:
Deposits	3,958,266	3,960,271	—	3,960,271	—
Advances from the FHLB and other borrowings	855,300	855,670	—	855,670	—
Derivative liabilities—Interest rate contracts	8,607	8,607	—	8,607	—
Clawback liability	12,525	12,525	—	—	12,525
EAAs	1,814	1,814	—	—	1,814

December 31, 2013	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(Dollars in thousands)
Financial Assets:
Cash and cash equivalents	$239,217	$239,217	$239,217	$—	$—
Investment securities	1,146,136	1,146,135	47,113	1,099,022	—
FHLB and other bank stock	36,187	36,187	—	36,187	—
Loans, net	2,244,051	2,290,564	—	—	2,290,564
Loss share indemnification asset	87,229	53,157	—	—	53,157
Due from FDIC	3,659	3,659	—	3,659	—
Bank-owned life insurance	75,257	75,257	—	75,257	—
Derivative assets—Interest rate contracts	2,660	2,660	—	2,660	—

Financial Liabilities:
Deposits	2,793,533	2,797,081	—	2,797,081	—
Advances from the FHLB and other borrowings	435,866	438,493	—	438,493	—
Derivative liabilities—Interest rate contracts	2,660	2,660	—	2,660	—
Clawback liability	11,753	11,753	—	—	11,753
EAAs	1,114	1,114	—	—	1,114

The following methods and assumptions were used to estimate the fair value of each class of financial instruments.

Certain financial instruments are carried at amounts that approximate fair value due to their short-term nature and generally negligible credit risk. Financial instruments for which fair value approximates the carrying amount at June 30, 2014 and December 31, 2013, include cash and cash equivalents and due from FDIC.

FHLB and other bank stock:

FHLB and other bank stock can be liquidated only by redemption by the issuer, as there is no market for these securities. These securities are carried at par, which has historically represented the redemption price and is therefore considered to approximate fair value.

Loans:

Fair values for loans are based on a discounted cash flow methodology that considered various factors, including the type of loan and related collateral, classification status, fixed or variable interest rate, term of loan and whether or not the loan was amortizing and current discount rates. Loans were grouped together according to similar characteristics and were treated in the aggregate when applying various valuation techniques. The discount rates used for loans are based on current market rates for new originations of comparable credit risk and include adjustments for liquidity concerns. The ALL is considered a reasonable estimate of the required adjustment to fair value to reflect the impact of credit risk. This estimate may not represent an exit value as defined in ASC 820.

Loans Held for Sale:

Fair value of mortgage loans held for sale are based on commitments on hand from investors or prevailing market prices.

Loss Share Indemnification Asset:

The fair values of the loss share indemnification asset is estimated using a discounted cash flow technique based on projected cash flows related to the resolution of Covered Assets and a discount rate using a risk free rate, plus a premium to take into account the Company’s credit risk, that incorporates the uncertainty related to the amounts and timing of the cash flows and other liquidity concerns as well as the counterparties credit risk.

Due from FDIC:

The due from FDIC represents claims submitted to the Federal Deposit Insurance Corporation for reimbursement for which the Company expects to receive payment within 90 days. Due to their short term nature, the carrying amount of these instruments approximates the estimated fair value.

Bank-owned life insurance:

The Company holds life insurance policies on certain officers. The carrying value of these policies approximates fair value as it is based on the cash surrender value adjusted for other charges or amounts due that are probable at settlement.

Deposits:

The fair value of demand deposits, savings accounts and money market deposits is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposit is estimated using discounted cash flow analysis and using the rates currently offered for deposits of similar remaining maturities.

Advances from the FHLB and Other Borrowings:

The fair value of advances from the FHLB and other borrowings are estimated by discounting the future cash flows using the current rate at which similar borrowings with similar remaining maturities could be obtained.

VAIs and EAAs:

The estimated fair value of EAAs are derived from an estimation of the future fair value of the Company’s stock and a range of potential payment liability is determined in accordance with the terms of each agreement. As of June 30, 2014, the Company had no remaining VAIs as the agreements settled with the FDIC during the year ended December 31, 2013.

NOTE 21. FAIR VALUE MEASUREMENTS

When determining the fair value measurements for assets and liabilities and the related fair value hierarchy, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability (observable inputs). When possible, the Company looks to active and observable markets to price identical assets or liabilities and when identical assets and liabilities are not traded in active markets, the Company looks to market observable data for similar assets and liabilities. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs. Unobservable inputs are only used to measure fair value to the extent that observable inputs are not available. The need to use unobservable inputs generally results from the lack of market liquidity, resulting in diminished observability of both actual trades and assumptions that would otherwise be available to value these instruments, or the value of the underlying collateral is not market observable. Although third party price indications may be available for a security, limited trading activity would make it difficult to support the observability of these quotations.

Financial Instruments Carried at Fair Value on a Recurring Basis

The following is a description of the valuation methodologies used for financial instruments measured at fair value on a recurring basis, as well as the general classification of each instrument under the valuation hierarchy.

Investment securities available for sale are carried at fair value on a recurring basis. When available, fair value is based on quoted prices for the identical security in an active market and as such, would be classified as Level 1. If quoted market prices are not available, fair values are estimated using quoted prices of securities with similar characteristics, discounted cash flows or matrix pricing models. Investment securities available for sale for which Level 1 valuations are not available are classified as Level 2, and include U.S. Government agencies and sponsored enterprises debt obligations and mortgage-backed securities, state and municipal obligations, asset-backed securities and corporate debt and other securities. Pricing of these securities is generally spread driven. Observable inputs that may impact the valuation of these securities include benchmark yield curves, credit spreads, reported trades, dealer quotes, bids, issuer spreads, current rating, historical constant prepayment rates, historical voluntary prepayment rates, structural and waterfall features of individual securities, published collateral data, and for certain securities, historical constant default rates and default severities.

Interest rate derivatives are reported at estimated fair value utilizing Level 2 inputs and are included in Other assets and Other liabilities and consist of interest rate swaps where there is no significant deterioration in the counterparties (loan customers) credit risk since origination of the interest rate swap. The Company values its interest rate swap positions using market prices provided by a third party. Interest rate derivatives are further described in Note 10 “Derivatives.”

For purposes of potential valuation adjustments to our derivative positions, the Company evaluates the credit risk of its counterparties as well as our own credit risk. Accordingly, the Company has considered factors such as the likelihood of default, expected loss given default, net exposures and remaining contractual life, among other things, in determining if any estimated fair value adjustments related to credit risk are required. The Company reviews counterparty exposure quarterly, and when necessary, appropriate adjustments are made to reflect the exposure.

For the year ended December 31, 2013, the Company has not realized any losses due to a counterparties inability to pay any net uncollateralized position. As of December 31, 2013, there were no interest rate derivatives classified as Level 3.

Contingent consideration issued to the FDIC—For the year ended December 31, 2013 the estimated fair value of VAIs and EAAs are derived from an estimation of the future fair value of the Company’s stock and a range of potential payment liability is determined in accordance with the terms of each agreement. Management assigns a probability to each potential payment liability based on its judgment about the likelihood of the event occurring. This expected value is the basis for estimating the fair value of the contingent consideration. Since the Company’s common stock is not publicly traded on an exchange, significant inputs to the model, including financial projections, and assumptions regarding future market value ratios, are not observable, resulting in Level 3 classification. Changes in the fair value of the VAIs and EAAs during the year ended December 31, 2013 and 2012, which are included in other non-interest expense in the accompanying statements of operations and comprehensive income (loss), amounted to $0.5 million and $0.3 million, respectively. As of December 31, 2013, the Company had no remaining VAIs as the contracts reached final settlement with the FDIC within the period.

Clawback liability—The fair value of the clawback liability is estimated using a discounted cash flow technique based on projected cash flows related to the resolution of Covered Assets and a discount rate using a risk free rate, plus a premium that takes into account the Company’s credit risk, resulting in Level 3 classification. Changes in the fair value of the clawback liability during the years ended December 31, 2013 and 2012, resulted in remeasurement (gains) losses which are included in other noninterest expense in the accompanying statements of operations amounting to $(1.0) million and $(0.2) million, respectively.

The following table presents the assets and liabilities measured at fair value on a recurring basis at December 31, 2013 and December 31, 2012, respectively, utilizing the hierarchy discussed above (in thousands):

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government agencies and sponsored enterprises obligations	$—	$51,155	$—	$51,155
U.S. Government agencies and sponsored enterprises mortgage-backed securities	—	241,638	—	241,638
State and municipal obligations	—	2,124	—	2,124
Asset-backed securities	—	387,965	—	387,965
Corporate bonds and other securities	—	379,225	—	379,225
Preferred stocks	47,113	36,551	—	83,664
Derivative assets—Interest rate contracts	—	2,660	—	2,660

Total	$47,113	$1,101,318	$—	$1,148,431

Liabilities:
Derivative liabilities—Interest rate contracts	—	2,660	—	2,660
Clawback liability	—	—	11,753	11,753
EAAs	—	—	1,114	1,114

Total	$—	$2,660	$12,867	$15,527

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government agencies and sponsored enterprises obligations	$—	$146,692	$—	$146,692
U.S. Government agencies and sponsored enterprises mortgage-backed securities	—	294,785	—	294,785
State and municipal obligations	—	2,790	—	2,790
Asset-backed securities	—	619,412	—	619,412
Corporate bonds and other securities	—	410,735	—	410,735

Total	$—	$1,474,414	$—	$1,474,414

Liabilities:
Clawback liability	—	—	11,966	11,966
VAIs and EAAs	—	—	1,235	1,235

Total	$—	$—	$13,201	$13,201

The following summarizes the changes in fair value of liabilities measured at fair value on a recurring basis and classified in level 3 of the fair value hierarchy for the years ended December 31, 2013 and December 31, 2012 (in thousands):

	2013		2012
	Clawback Liability	VAIs and EAAs	Clawback Liability	VAIs and EAAs
Balance, beginning of year	$11,966	$1,235	$11,439	$1,054
Losses (gains) included in other non-interest expenses	(213)	482	527	321
Final VAI settlement on Peninsula Bank	—	—	—	(140)
Final VAI settlement on SSCB	—	(52)	—	—
Final VAI settlement on FNBCF	—	(281)	—	—
Final VAI settlement on FPB	—	(270)	—	—

Balance, end of year	$11,753	$1,114	$11,966	$1,235

Financial Instruments Measured at Fair Value on a Non-Recurring Basis

Following is a description of the methodologies used to estimate the fair values of assets and liabilities measured at fair value on a non-recurring basis, and the level within the fair value hierarchy in which those measurements are typically classified.

Impaired loans and OREO:

The carrying amount of collateral dependent impaired loans is typically based on the fair value of the underlying collateral, which may be real estate or other business assets, less estimated costs to sell. The carrying value of OREO is initially measured based on the fair value, less estimated cost to sell, of the real estate acquired in foreclosure and subsequently adjusted to the lower of cost or estimated fair value, less estimated cost to sell. Fair values of real estate collateral are typically based on real estate appraisals which utilize market and income valuation techniques incorporating both observable and unobservable inputs. When current appraisals are not available, the Company may use brokers’ price opinions, home price indices, or other available information about changes in real estate market conditions to adjust the latest appraised value available. These adjustments to appraised values may be subjective and involve significant management judgment. The fair value of collateral consisting of other business assets is generally based on appraisals that use market approaches to valuation, incorporating primarily unobservable inputs. Fair value measurements related to collateral dependent impaired loans and OREO are classified within level 3 of the fair value hierarchy.

As of December 31, 2013 and December 31, 2012, the Company had collateral dependent loans with unpaid principal balances amounting to $0.8 million and $0.3 million, respectively, for which non-recurring changes in fair value of the underlying collateral resulted in impairment charges of $0.1 million and $0.3 million during the year ended December 31, 2013 and 2012, respectively. The impairment charges are included in the provision for loan losses in the accompanying statement of operations. As of December 31, 2013 and December 31, 2012, the Company had $34.7 million and $57.8 million of OREO, respectively, for which non-recurring changes in fair value of the underlying collateral resulted in impairment charges of $3.6 million and $10.3 million during the years ended December 31, 2013 and 2012, respectively, which are included in other real estate and acquired assets resolution related expenses in the accompanying statement of operations.

Intangible assets:

Intangible assets are initially recorded at estimated fair value and measured for impairment on a non-recurring basis. These assets are reviewed for impairment at least annually, or whenever events or changes in circumstances indicate the carrying amount may not be recoverable. The Company uses the services of a third party valuation specialist to estimate the fair value of the reporting unit when performing its annual goodwill impairment test utilizing a comparable market value approach and using discounted cash flow valuation techniques, resulting in Level 3 classification. The estimated fair value of the reporting unit at the most recent impairment testing date of October 1, 2013 exceeded its carrying amount; therefore, no impairment of goodwill was indicated.

The following table presents the carrying value and fair value of financial instruments as of December 31, 2013 and December 31, 2012 (in thousands):

	December 31, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
Cash and cash equivalents	$239,217	$239,217	$96,220	$96,220
Investments securities	1,182,323	1,182,322	1,505,112	1,505,109
Loans, net	2,244,051	2,290,564	1,342,365	1,427,265
Loss share indemnification asset	87,229	53,157	125,949	81,272
Due from FDIC	3,659	3,659	14,657	14,657
Derivative assets—Interest rate contracts	2,660	2,660	—	—

Financial Liabilities:
Deposits	$2,793,533	$2,797,081	$2,190,340	$2,195,489
Advances from the Federal Home Loan Bank	431,013	433,640	271,642	277,308
Derivative liabilities—Interest rate contracts	2,660	2,660	—	—
Clawback liability	11,753	11,753	11,966	11,966
EAAs	1,114	1,114	1,006	1,006
VAIs	—	—	229	229

The following methods and assumptions were used to estimate the fair value of each class of financial instruments.

Certain financial instruments are carried at amounts that approximate fair value due to their short-term nature and generally negligible credit risk. Financial instruments for which fair value approximates the carrying amount at December 31, 2013 and December 31, 2012, include cash and cash equivalents and due from FDIC.

Investment Securities:

Fair value measurement is based upon quoted market prices for similar securities in active or inactive markets (Level 2). FHLB and other bank stock are carried at par, which has historically represented the redemption price and is therefore considered to approximate fair value.

Loans:

Fair values for loans are based on a discounted cash flow methodology that considered various factors, including the type of loan and related collateral, classification status, fixed or variable interest rate, term of loan and whether or not the loan was amortizing and current discount rates. Loans were grouped together according to similar characteristics and were treated in the aggregate when applying various valuation techniques. The discount rates used for loans are based on current market rates for new originations of comparable credit risk and include adjustments for liquidity concerns. The ALL is considered a reasonable estimate of the required adjustment to fair value to reflect the impact of credit risk. This estimate may not represent an exit value as defined in ASC 820.

Loss Share Indemnification Asset and Clawback Liability:

The fair values of the loss share indemnification asset and clawback liability are estimated using a discounted cash flow technique based on projected cash flows related to the resolution of Covered Assets and a discount rate using a risk free rate, plus a premium to take into account the Company’s credit risk, that incorporates the uncertainty related to the amounts and timing of the cash flows and other liquidity concerns as well as the counterparties credit risk.

Deposits:

The fair value of demand deposits, savings accounts and money market deposits is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposit is estimated using discounted cash flow analysis and using the rates currently offered for deposits of similar remaining maturities.

Advances from the FHLB:

The fair value of borrowings from the FHLB is estimated by discounting the future cash flows using the current rate at which similar borrowings with similar remaining maturities could be obtained.

VAIs and EAAs:

For the years ended December 31, 2013 and 2012, the estimated fair value of EAAs are derived from an estimation of the future fair value of the Company’s stock and a range of potential payment liability is determined in accordance with the terms of each agreement. For the year ended December 31, 2012, the estimated fair value of VAIs were derived from an estimation of the future fair value of the Company’s stock and a range of potential payment liability is determined in accordance with the terms of each agreement. As of December 31, 2013, the Company had no remaining VAIs as the agreements settled with the FDIC during the year ended December 31, 2013.